Available-for-Sale and Other Securities (OTTI) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total OTTI losses, OTTI losses included in OCI, and OTTI recognized in the income statement for securities evaluated for impairment by debt security debt
Impairment losses recognized in earnings on available-for-sale securities	$ 1,802	$ 1,619	$ 7,363
Equity Securities [Member]
Total OTTI losses, OTTI losses included in OCI, and OTTI recognized in the income statement for securities evaluated for impairment by debt security debt
Impairment losses recognized in earnings on available-for-sale securities	0	5	654
Debt Securities [Member]
Total OTTI losses, OTTI losses included in OCI, and OTTI recognized in the income statement for securities evaluated for impairment by debt security debt
Impairment losses recognized in earnings on available-for-sale securities	1,802	1,614	6,709
Private label CMO [Member]
Total OTTI losses, OTTI losses included in OCI, and OTTI recognized in the income statement for securities evaluated for impairment by debt security debt
Impairment losses recognized in earnings on available-for-sale securities	336	1,614	2,550
Alt-A Mortgage-backed [Member]
Total OTTI losses, OTTI losses included in OCI, and OTTI recognized in the income statement for securities evaluated for impairment by debt security debt
Impairment losses recognized in earnings on available-for-sale securities	0	0	361
Pooled Trust Preferred [Member]
Total OTTI losses, OTTI losses included in OCI, and OTTI recognized in the income statement for securities evaluated for impairment by debt security debt
Impairment losses recognized in earnings on available-for-sale securities	$ 1,466	$ 0	$ 3,798